Common shares - Dividend payments (Details) - $ / shares												12 Months Ended
	Dec. 15, 2023	Sep. 15, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 15, 2022	Jun. 15, 2022	Mar. 15, 2022	Dec. 15, 2021	Sep. 29, 2021	Jun. 15, 2021	Mar. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Dividends paid per share (in USD per share)	$ 0.35	$ 0.25	$ 0.25	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 1.05	$ 0.40	$ 0.40